Net Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Computation of Numerator and Denominator

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the years ended June 30,
	2025	2024	2023
Numerator:
Net loss attributable to Scage Future	$(12,943,787)	$(7,665,829)	$(9,614,387)

Denominator:
Weighted average number of ordinary shares – basic and diluted	72,243,992	50,716,451	50,716,451

Net loss per ordinary share
– Basic and diluted	$(0.18)	$(0.15)	$(0.19)